Income Taxes (Tables)	12 Months Ended
Jan. 31, 2020
Income Taxes
Components of Income Tax Expense (Benefit)

	Year Ended January 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	0.4	0.6	0.1
	0.4	0.6	0.1
Deferred:
Federal	(8.0)	—	—
State	(0.9)	—	—
	(8.9)	—	—
Total income tax (benefit) expense	$(8.5)	$0.6	$0.1

Difference Between Income Tax Expense (Benefit) and Amount Computed by Applying Statutory United States Federal Income Tax Rate to Pre-Tax Earnings

	Year Ended January 31,
	2020	2019	2018
Statutory federal income tax (benefit) expense	$(22.0)	$3.1	$(8.1)
State income taxes, net of federal benefit	(1.8)	0.2	(0.5)
Change in valuation allowance	7.2	(6.5)	(98.0)
Non-taxable/non-deductible items	0.1	0.3	0.1
Stock compensation	0.1	3.4	(0.8)
Non-deductible Spin-Off costs	—	2.1	—
Meals & entertainment	0.9	0.7	0.5
Officer compensation	2.9	0.7	—
Tax credits	(0.2)	(0.3)	—
Goodwill impairment	3.9	—	—
Acquisition costs	0.4	—	—
Change in tax rate	—	(3.1)	106.9
	$(8.5)	$0.6	$0.1

Tax Effects of Temporary Differences and Carryforwards that Give Rise to Deferred Income Tax Assets and Liabilities

	January 31, 2020	January 31, 2019
Deferred tax assets:
Accrued liabilities	$5.9	$4.5
Intangible assets	77.3	83.3
Net operating loss carryforward	36.4	19.1
Inventory capitalization	0.6	0.8
Interest expense limitation	8.7	1.9
Other	2.2	0.6
	131.1	110.2
Deferred tax liabilities:
Depreciation	(56.2)	(42.5)
	(56.2)	(42.5)
Net deferred tax asset before valuation allowance	74.9	67.7
Valuation allowance	(74.9)	(67.7)
Net deferred tax asset	$—	$—